Stockholders' Equity and Stock-based Compensation - Summary of Restricted Stock Units ("RSUs") Activity (Details) - Restricted Stock Units ("RSUs") - $ / shares	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs, Number of RSUs		0
Number of RSUs, Granted	0	1,169,558
Number of RSUs, Vested		0
Number of RSUs, Forfeited		0
RSUs undelivered, Number of RSUs	0	1,169,558
RSUs, Weighted Average Grant Date Price		$ 0
Weighted Average Grant Date Price, Granted		6.71
Weighted Average Grant Date Price, Vested		0
Weighted Average Grant Date Price, Forfeited		0
RSUs undelivered, Weighted Average Grant Date Price	$ 0	$ 6.71